UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2008

Check here if Amendment |_|; Amendment Number:
                                               --------------------------
  This Amendment (Check only one.):            |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY
             --------------------------------------
Address:     3075 SANDERS ROAD, SUITE G4A
             --------------------------------------
             NORTHBROOK, IL.  60062-7127
             --------------------------------------

             --------------------------------------

Form 13F File Number:   28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SCHUTT
             ----------------------------------------------
Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
             ----------------------------------------------
Phone:       847-402-5169
             ----------------------------------------------

             ----------------------------------------------

Signature, Place, and Date of Signing:

             /s/  PAUL SCHUTT               NORTHBROOK,IL.           4/29/08
             --------------------------  --------------------    ---------------
                     [Signature]             [City, State]            [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 ONE
                                                   ----------------------------

Form 13F Information Table Entry Total:                      57
                                                   ----------------------------

Form 13F Information Table Value Total:                 382,678 (THOUSAND)
                                                   ----------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number       Name

1            028-10298                  ALLSTATE INVESTMENTS LLC
                                        ----------------------------------------

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY


                                    TITLE                      VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER              CLASS            CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN CORP               COMMON         666807102    5,447       70,000  SH          DEFINED       1      X
REINSURANCE GROUP AMERICA INC       COMMON         759351109    5,988      110,000  SH          DEFINED       1      X
SVB FINANCIAL GROUP                 COMMON         78486Q101    3,055       70,000  SH          DEFINED       1      X
TRAVELERS COMPANIES INC             COMMON         89417E109      479       10,000  SH          DEFINED       1      X

ALLERGAN INC 1.500000% 04/01/2026   DEBT           018490AL6    4,410    4,000,000  PRN         DEFINED       1      X
ALZA CORP 0% 07/28/2020             DEBT           02261WAB5    5,793    6,500,000  PRN         DEFINED       1      X
AMDOCS LIMITED .500000%
  03/15/2024                        DEBT           02342TAD1    7,673    7,750,000  PRN         DEFINED       1      X
AMERICAN FINANCIAL GROUP
  1.486100% 06/02/2033              DEBT           025932AD6    7,650   17,000,000  PRN         DEFINED       1      X
AMGEN INC .375000% 02/01/2013       DEBT           031162AQ3    6,073    7,000,000  PRN         DEFINED       1      X
ARCHER DANIELS .875000%
  02/15/2014                        DEBT           039483AW2    1,161    1,000,000  PRN         DEFINED       1      X
AVNET INC 2.000000% 03/15/2034      DEBT           053807AL7   10,688    9,500,000  PRN         DEFINED       1      X
BEST BUY 2.250000% 01/15/2022       DEBT           086516AF8   11,825   11,000,000  PRN         DEFINED       1      X
BRISTOL-MYERS SQUIBB 2.510000%
  09/15/2023                        DEBT           110122AN8   15,365   15,500,000  PRN         DEFINED       1      X
CAMERON INTL CORP 2.500000%
  06/15/2026                        DEBT           13342BAB1   11,911    8,500,000  PRN         DEFINED       1      X
CARNIVAL CORP 1.132000%
  04/29/2033                        DEBT           143658AV4    4,866    7,500,000  PRN         DEFINED       1      X
CARNIVAL CORP 2.000000%
  04/15/2021                        DEBT           143658AN2    5,481    5,000,000  PRN         DEFINED       1      X
CENTERPOINT ENERGY INC 3.750000%
  05/15/2023                        DEBT           15189TAM9   10,300    8,150,000  PRN         DEFINED       1      X
COSTCO WHOLESALE CORP 0%
  08/19/2017                        DEBT           22160QAC6      472      320,000  PRN         DEFINED       1      X
DANAHER CORP 0% 01/22/2021          DEBT           235851AF9   11,895   10,550,000  PRN         DEFINED       1      X
DEVON ENERGY CORPORATION
  4.900000% 08/15/2008              DEBT           25179MAA1      479      300,000  PRN         DEFINED       1      X
DOMINION RESOURCES INC 2.125000%
  12/15/2023                        DEBT           25746UAT6    7,875    7,000,000  PRN         DEFINED       1      X
EMC CORP 1.750000% 12/01/2013       DEBT           268648AM4      411      350,000  PRN         DEFINED       1      X
FAIR ISAAC CORP 1.500000%
  08/15/2023                        DEBT           303250AD6      979    1,000,000  PRN         DEFINED       1      X
FISHER SCIENTIFIC INTL 3.250000%
  03/01/2024                        DEBT           338032AX3   12,953    8,350,000  PRN         DEFINED       1      X
FLUOR CORP 1.500000% 02/15/2024     DEBT           343412AA0      886      350,000  PRN         DEFINED       1      X
GENZYME CORP 1.250000% 12/01/2023   DEBT           372917AN4   13,210   11,400,000  PRN         DEFINED       1      X
HASBRO INC 2.750000% 12/01/2021     DEBT           418056AN7    7,731    5,700,000  PRN         DEFINED       1      X
HCC INSURANCE HOLDINGS 1.300000%
  04/01/2023                        DEBT           404132AB8    8,003    7,325,000  PRN         DEFINED       1      X
INTEL CORP 2.950000% 12/15/2035     DEBT           458140AD2    5,986    6,100,000  PRN         DEFINED       1      X
INTL GAME TECHNOLOGY 2.600000%
  12/15/2036                        DEBT           459902AP7   14,936   14,825,000  PRN         DEFINED       1      X
IVAX CORP 4.500000% 05/15/2008      DEBT           465823AG7    3,116    3,000,000  PRN         DEFINED       1      X
LABORATORY CORP AMERICA HOLDINGS    DEBT           50540RAG7   11,586   11,500,000  PRN         DEFINED       1      X
LEHMAN BROTHERS HOLDINGS .250000%
  05/08/2010                        DEBT           524908FN5    1,350    1,500,000  PRN         DEFINED       1      X
LIBERTY MEDIA CORP 3.250000%
  03/15/2031                        DEBT           530715AR2      675    1,000,000  PRN         DEFINED       1      X
LOCKHEED MARTIN CORP 3.018130%
  08/15/2033                        DEBT           539830AP4   11,642    8,500,000  PRN         DEFINED       1      X
LOWE'S COMPANIES INC .861000%
  10/19/2021                        DEBT           548661CG0   12,027   12,950,000  PRN         DEFINED       1      X
MEDTRONIC INC 1.625000%
  04/15/2013                        DEBT           585055AM8    7,368    7,000,000  PRN         DEFINED       1      X
MERRILL LYNCH & CO 0% 03/13/2032    DEBT           590188W46    5,848    5,500,000  PRN         DEFINED       1      X
MYLAN LABORATORIES INC 1.250000%
  03/15/2012                        DEBT           628530AG2      831    1,000,000  PRN         DEFINED       1      X
NABORS INDUSTRIES INC .940000%
  05/15/2011                        DEBT           629568AP1    9,203    9,000,000  PRN         DEFINED       1      X
NATIONAL CITY CORP 4.000000%
  02/01/2011                        DEBT           635405AW3    9,444   11,500,000  PRN         DEFINED       1      X
NEXTEL COMMUNIC                     DEBT           65332VAY9    7,340    8,000,000  PRN         DEFINED       1      X
OMNICOM GROUP INC 0% 07/01/2038     DEBT           681919AT3    9,987    9,500,000  PRN         DEFINED       1      X
PSS WORLD MEDICAL INC 2.250000%
  03/15/2024                        DEBT           69366AAB6      549      500,000  PRN         DEFINED       1      X
RAYONIER TRS HOLDINGS IN 3.750000%
  10/15/2012                        DEBT           75508AAB2    4,195    4,000,000  PRN         DEFINED       1      X
RPM INTERNATIONAL INC. 1.389000%
  05/13/2033                        DEBT           749685AK9    5,779    9,900,000  PRN         DEFINED       1      X
SANDISK CORP 1.000000% 05/15/2013   DEBT           80004CAC5      735    1,000,000  PRN         DEFINED       1      X
SCHERING-PLOUGH                     NON-REDEEM P/S 806605705      460        3,000  SH          DEFINED       1      X
SCHLUMBERGER LIMITED 2.125000%
  06/01/2023                        DEBT           806857AD0      441      200,000  PRN         DEFINED       1      X
ST JUDE MEDICAL INC 1.220000%
  12/15/2008                        DEBT           790849AD5    2,028    2,000,000  PRN         DEFINED       1      X
TEVA PHARMACEUT FIN BV 1.750000%
  02/01/2026                        DEBT           88165FAA0    6,109    5,400,000  PRN         DEFINED       1      X
TEVA PHARMACEUT FIN LLC .250000%
  02/01/2024                        DEBT           88164RAB3    3,669    2,700,000  PRN         DEFINED       1      X
TJX COMPANIES INC 0% 02/13/2021     DEBT           872540AL3   12,794   11,500,000  PRN         DEFINED       1      X
TRANSOCEAN INC 1.500000%
  12/15/2037                        DEBT           893830AV1   12,059   11,000,000  PRN         DEFINED       1      X
WALT DISNEY COMPANY 2.125000%
  04/15/2023                        DEBT           254687AU0   11,209   10,500,000  PRN         DEFINED       1      X
WELLS FARGO COMPANY 4.898750%
  05/01/2033                        DEBT           949746FA4   13,617   13,750,000  PRN         DEFINED       1      X
WYETH 2.390000% 01/15/2024          DEBT           983024AD2   14,643   14,600,000  PRN         DEFINED       1      X

"STOCK"                                                  4     14,968      260,000
----------------------------------------------------------------------------------
DEBT                                                    53    367,709  358,973,000
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REPORT TOTALS                                           57    382,678  359,233,000
----------------------------------------------------------------------------------